INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2025
Intangible assets and goodwill [abstract]
Summary of Changes in Intangible Assets
The changes in Intangible Assets are detailed below:

Item	Value at the beginning of the fiscal year	Estimated useful life, in years		Additions	Derecognition	Transfers	Depreciation					Net Book Value as of
							Accumulated	Derecognition	For the fiscal year	Transfers	At closing	03.31.25	12.31.24
Measurement at Cost
Licenses and Patents	332,355,886	5		25,973,713	(3,215,422)	183,073	(270,798,943)	(18,581,968)	(7,949,187)	17,950	(297,312,148)	57,985,102	61,556,943
Other Intangible Assets	536,413,180	5	(*)	14,619,994	(134,809,282)	60,086	(267,392,100)	134,502,302	(19,344,482)	—	(152,234,280)	264,049,698	269,021,080
Total	868,769,066			40,593,707	(138,024,704)	243,159	(538,191,043)	115,920,334	(27,293,669)	17,950	(449,546,428)	322,034,800	330,578,023
(*) The estimated useful lifetime may vary based on the analysis of the useful lifetime of each asset.